Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
17.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Interest on long-term debt	$5,318,880	$3,058,877
Amortization and write-off of deferred finance charges	423,855	451,227
Other finance charges	374,906	494,590
Total	$6,117,641	$4,004,694